IMPAIRMENT REVERSAL (LOSSES) ON FINANCIAL ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment loss on financial assets	$ 13,899,728
Impairment charges			6,749,833
Definitive Agreement [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on financial assets			$ 479,748